Share Capital and Warrants - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands										1 Months Ended		2 Months Ended		3 Months Ended	12 Months Ended
	Jan. 20, 2021 USD ($) $ / shares shares	Jan. 13, 2021 USD ($) $ / shares shares	Jan. 11, 2021 USD ($)	Dec. 04, 2020 USD ($)	Aug. 20, 2020 shares	Aug. 19, 2020 shares	Aug. 18, 2020 USD ($) $ / shares shares	Aug. 13, 2020 USD ($)	Aug. 01, 2019	Dec. 31, 2020 USD ($) $ / shares shares	Apr. 30, 2019 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 04, 2020 USD ($) $ / shares shares	Mar. 17, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Jul. 22, 2019	Dec. 31, 2018 CAD ($)	Feb. 28, 2018 CAD ($)
Share Capital And Warrants [Line Items]
Price per unit/common share | $ / shares																		$ 0
Share split ratio																				1.6
Description of offering															On August 18, 2020, the Company issued 25.8 million Series A Units (the “Series A Units”), each consisting of one common share and one Series A Warrant (collectively, the “Series A Warrants”) (note 17d) to purchase one common share and 14.3 million Series B Units (the “Series B Units”), each consisting of one pre-funded Series B Warrant (the “Series B Warrants”) to purchase one common share and one Series A Warrant to purchase one common share (note 17d).
Gross proceeds from offering | $							$ 20,000,000
Term of warrants															5 years
Issuance of common shares												296,700,000
Number of shares issued										156.3			153.5
Weighted average exercise price | $ / shares										$ 0.4795			$ 0.3250
Gross proceeds from offering of ATM program | $										$ 75,000,000			$ 49,900,000
Carrying Amount warrants | $												$ 269,695			$ 269,695	$ 221,198					$ (7,908)	$ 13,710
Warrants
Share Capital And Warrants [Line Items]
Warrants description															During the year ended December 31, 2020, the warrants issued upon conversion of the CAD and USD denominated convertible notes expired, and the 40% Warrants and 60% Warrants issued as part of the term debt financing were surrendered and cancelled.
Warrants exercised																4,551,082	4,551,082
Warrants expired											662				3,232,434	662	662
Carrying Amount warrants | $											$ 3,900	$ 6,138			$ 6,138	$ 27,831					$ 3,108
Major Ordinary Share Transactions
Share Capital And Warrants [Line Items]
Number of shares issued	237.7	72.4												117.6
Weighted average exercise price | $ / shares	$ 0.6325	$ 0.6903												$ 0.6379
Gross proceeds from offering of ATM program | $	$ 150,300,000	$ 50,000,000												$ 75,000,000
Top of Range
Share Capital And Warrants [Line Items]
Aggregate offering price | $				$ 150,000,000				$ 50,000,000
Top of Range | Major Ordinary Share Transactions
Share Capital And Warrants [Line Items]
Aggregate offering price | $	$ 400,000,000		$ 50,000,000
Series A Units
Share Capital And Warrants [Line Items]
Price per unit/common share | $ / shares							$ 0.50
Number of units issued							25,800,000
Series B Units
Share Capital And Warrants [Line Items]
Price per unit/common share | $ / shares							$ 0.50
Number of units issued							14,300,000
Reduction of price per unit from price per unit sold | $ / shares							$ 0.0001
60% Warrants
Share Capital And Warrants [Line Items]
Percentage of warrants									60.00%						60.00%
40% Warrants
Share Capital And Warrants [Line Items]
Percentage of warrants									40.00%						40.00%
Series A Warrants
Share Capital And Warrants [Line Items]
Warrant exercise price | $ / shares							0.75
Series B Warrants
Share Capital And Warrants [Line Items]
Warrant exercise price | $ / shares							$ 0.0001
Warrants exercised					5,100,000	9,200,000
Issuance of common shares					5,100,000	9,200,000
Exercise Price of $3.91 | Warrants
Share Capital And Warrants [Line Items]
Warrant exercise price | $ / shares																$ 3.91
Warrants exercised																4,211,242	4,211,242
Gross proceeds from warrants | $																$ 16,500
CAD Denominated Convertible Notes | Warrants
Share Capital And Warrants [Line Items]
Warrant exercise price | $ / shares																$ 4.38
Warrants exercised																307,840	307,840
Gross proceeds from warrants | $																$ 1,300
USD Denominated Convertible Notes | Warrants
Share Capital And Warrants [Line Items]
Warrant exercise price | $ / shares																			$ 3.75
Warrants exercised																32,000	32,000
Gross proceeds from warrants | $																	$ 120,000